Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Financial assets by category
Cash and cash equivalents	€ 539,092	€ 559,543	€ 625,515	€ 392,164
Total financial assets	680,799	729,787
Classified in the statement of financial position
Non-current assets	3,160	2,317
Current assets	677,639	727,470
Financial liabilities by category
Royalty funding liabilities	287,800
Lease liabilities	116,659
Derivative liabilities	233,761	150,670
Total financial liabilities	1,127,060	1,103,991
Classified in the statement of financial position
Non-current liabilities	331,369	365,080
Current liabilities	795,691	738,911
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	426,241	458,207
Royalty funding liabilities	287,760	305,379
Lease liabilities	99,649	93,030
Trade payables and accrued expenses	78,601	96,394
Other liabilities (excluding indirect tax, and employee related payables)	1,048	311
Financial liabilities measured at amortized cost	893,299	953,321
Total financial liabilities	893,299
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	233,761	150,670
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	134,734	166,280
Other receivables (excluding indirect tax receivables)	6,973	3,964
Cash and cash equivalents	539,092	559,543
Financial assets measured at amortized cost	€ 680,799	€ 729,787